Expenses by Nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Expenses by Nature
Employee benefit expense and other staff costs	$ 9,822	$ 12,006
Legal and professional	1,729	1,874
Foreign exchange	4,542	(3,979)
Property costs	203	1,134
Share based compensation	(1,379)	(293)
Depreciation	126	497
Amortisation	314	1,078
Other expenses	2,606	4,440
Total administrative expenses	$ 17,963	$ 16,757